Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2010 Portfolio

March 31, 2021

VIPF2010-QTLY-0521
1.830288.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.0%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	211,154	$9,924,224
VIP Equity-Income Portfolio Initial Class (a)	406,950	10,283,627
VIP Growth & Income Portfolio Initial Class (a)	485,921	11,749,558
VIP Growth Portfolio Initial Class (a)	108,160	10,168,140
VIP Mid Cap Portfolio Initial Class (a)	67,102	2,875,303
VIP Value Portfolio Initial Class (a)	413,607	7,544,192
VIP Value Strategies Portfolio Initial Class(a)	233,292	3,690,686
TOTAL DOMESTIC EQUITY FUNDS
(Cost $30,040,921)		56,235,730

International Equity Funds - 18.5%
VIP Emerging Markets Portfolio Initial Class (a)	2,438,148	35,962,681
VIP Overseas Portfolio Initial Class (a)	1,286,707	33,685,985
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $43,506,980)		69,648,666

Bond Funds - 50.2%
Fidelity Inflation-Protected Bond Index Fund (a)	3,360,894	36,532,913
Fidelity Long-Term Treasury Bond Index Fund (a)	682,172	9,373,037
VIP High Income Portfolio Initial Class (a)	1,426,219	7,544,699
VIP Investment Grade Bond Portfolio Initial Class (a)	10,039,299	135,329,754
TOTAL BOND FUNDS
(Cost $180,317,314)		188,780,403

Short-Term Funds - 16.3%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $61,295,422)	61,295,422	61,295,422
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $315,160,637)		375,960,221
NET OTHER ASSETS (LIABILITIES) - 0.0%		(70,937)
NET ASSETS - 100%		$375,889,284

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$35,132,778	$3,135,069	$1,182,800	$1,258	$(6,989)	$(545,145)	$36,532,913
Fidelity Long-Term Treasury Bond Index Fund	8,376,139	2,588,747	262,211	45,597	(16,171)	(1,313,467)	9,373,037
VIP Contrafund Portfolio Initial Class	9,707,849	1,298,681	811,529	473,885	(27,324)	(243,453)	9,924,224
VIP Emerging Markets Portfolio Initial Class	34,764,770	4,002,338	2,799,811	1,407,776	177,012	(181,628)	35,962,681
VIP Equity-Income Portfolio Initial Class	10,245,807	1,361,060	1,900,375	349,129	108,886	468,249	10,283,627
VIP Government Money Market Portfolio Initial Class 0.01%	59,231,528	3,990,345	1,926,451	1,451	--	--	61,295,422
VIP Growth & Income Portfolio Initial Class	11,670,164	1,523,655	2,379,880	364,307	288,826	646,793	11,749,558
VIP Growth Portfolio Initial Class	9,891,611	1,945,494	749,481	1,204,975	74,401	(993,885)	10,168,140
VIP High Income Portfolio Initial Class	7,267,154	538,889	233,784	61,600	(1,348)	(26,212)	7,544,699
VIP Investment Grade Bond Portfolio Initial Class	130,290,954	15,001,015	4,118,896	1,972,315	(74,991)	(5,768,328)	135,329,754
VIP Mid Cap Portfolio Initial Class	2,829,582	201,838	448,981	11,026	68,032	224,832	2,875,303
VIP Overseas Portfolio Initial Class	32,950,569	3,812,659	2,614,106	1,024,506	(46,048)	(417,089)	33,685,985
VIP Value Portfolio Initial Class	7,493,877	653,990	1,651,885	18,727	367,606	680,604	7,544,192
VIP Value Strategies Portfolio Initial Class	3,666,342	271,450	833,464	6,183	217,216	369,142	3,690,686
	363,519,124	40,325,230	21,913,654	6,942,735	1,129,108	(7,099,587)	375,960,221

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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